Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 83,824	$ 84,279
Accruals and payables	95,540	84,992
Accrued interest	16,279	16,120
Exploration and evaluation payables	229	3,788
Statutory payables	15,595	18,598
Trade and other payables	$ 211,467	$ 207,777